UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3481

GENERAL MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS General Municipal Money Market Fund August 31, 2006 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--102.8%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.2%
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Co. Project) (LOC;
Southtrust Bank)		3.72	9/7/06	3,825,000 a	3,825,000
The Industrial Development Board
of the City of Fultondale, IDR
(Melsur Corp. Project) (LOC;
Amsouth Bank)		3.56	9/7/06	3,390,000 a	3,390,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)		3.46	9/7/06	2,570,000 a	2,570,000

Arizona--3.0%
Phoenix Industrial Development
Authority, Revenue (Valley of
the Sun YMCA Project) (LOC;
Bank of America)		3.57	9/1/06	5,200,000 a	5,200,000
Roaring Fork Municipal Products
LLC (Pima County Industrial
Development Authority) (GIC;
Trinity Funding Corporation
and Liquidity Facility; The
Bank of New York)		3.56	9/7/06	8,944,000 a,b	8,944,000
Roaring Fork Municipal Products
LLC, Revenue (GIC; Trinity
Funding Corporation and
Liquidity Facility; The Bank
of New York)		3.56	9/7/06	9,750,000 a,b	9,750,000

Arkansas--.8%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)		3.49	9/7/06	6,675,000 a	6,675,000

California--2.3%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		3.51	9/7/06	18,191,232 a,b	18,191,232

Colorado--2.8%
City and County of Denver,
Airport Revenue (Insured; FSA
and Liquidity Facility;
Merrill Lynch)		3.49	9/7/06	1,340,000 a,b	1,340,000

City and County of Denver,
MFHR (Broadway Plaza Lofts
Project) (Liquidity Facility;
Merrill Lynch)	3.54	9/7/06	5,915,000 a,b	5,915,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	3.47	9/7/06	10,000,000 a	10,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Vail Mountain School Project)
(LOC; Key Bank)	3.50	9/7/06	5,000,000 a	5,000,000

District of Columbia--3.8%
Bank of New York Municipal
Certificates Trust (GIC;
Trinity Plus Funding Co. and
Liquidity Facility; The Bank
of New York)	3.53	9/7/06	13,766,500 a,b	13,766,500
Bank of New York Municipal
Certificates Trust, Revenue
(GIC; Trinity Funding
Corporation and Liquidity
Facility; The Bank of New York)	3.53	9/7/06	16,625,000 a,b	16,625,000

Florida--3.4%
Bay County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	3.50	9/7/06	2,630,000 a,b	2,630,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
SunTrust Bank)	3.48	9/7/06	8,000,000 a	8,000,000
Gulf Breeze Healthcare Facilities,
Revenue (Heritage Healthcare
Project) (Liquidity Facility;
AIG SunAmerica Assurance)	3.60	9/7/06	3,470,000 a	3,470,000
Jacksonville Economic Development
Commission, Special Facility
Airport Revenue (Holland
Sheltair Aviation Group-Fort
Lauderdale Project) (LOC; Bank
of America)	3.46	9/7/06	1,000,000 a	1,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Tarmac America Project) (LOC;
Bank of America)	3.46	9/7/06	3,200,000 a	3,200,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.51	9/1/06	8,400,000	8,400,000

Georgia--6.4%
Albany-Dougherty County Hospital
Authority, RAC (Phoebe Putney
Memorial Hospital) (Insured;
AMBAC and Liquidity Facility;
Regions Bank)	3.59	9/1/06	7,700,000 a	7,700,000
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartments
Project) (LOC; Regions Bank)	3.48	9/7/06	5,000,000 a	5,000,000
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	3.46	9/7/06	3,100,000 a	3,100,000
Roaring Fork Municipal Products
LLC, Revenue (Gwinnett County
Housing Authority) (Liquidity
Facility; The Bank of New York
and LOC; FNMA)	3.54	9/7/06	6,065,000 a,b	6,065,000
Roswell Housing Authority,
MFHR (Park Ridge Apartments
Project) (Insured; FNMA)	3.48	9/7/06	8,200,000 a	8,200,000
Savannah Housing Authority,
MFHR (Bradley Pointe
Apartments Project) (LOC; Key
Bank)	3.47	9/7/06	3,500,000 a	3,500,000
Willacoochee Development
Authority, PCR (Langboard Inc.
Project) (LOC; SunTrust Bank)	3.46	9/7/06	17,000,000 a	17,000,000

Hawaii--1.3%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Electric Light
Company, Inc. Projects)
(Insured; XLCA and Liquidity
Facility; Merrill Lynch)	3.48	9/7/06	2,500,000 a,b	2,500,000
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs and
Company and LOC; Goldman Sachs
Group)	3.47	9/7/06	8,000,000 a,b	8,000,000

Idaho--1.9%
Idaho Health Facilities Authority,
Revenue (Saint Lukes Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.60	9/1/06	15,000,000 a	15,000,000

Illinois--3.8%

Chicago O'Hare International
Airport, Special Facility
Revenue (O'Hare Technical
Center II Project) (LOC;
ABN-AMRO)	3.51	9/7/06	8,000,000 a	8,000,000
Illinois Development Finance
Authority, IDR (Durex
Industries Project) (LOC;
ABN-AMRO)	3.51	9/7/06	4,100,000 a	4,100,000
Illinois Development Finance
Authority, IDR (Wisconsin Tool
Project) (LOC; Bank One)	3.51	9/7/06	3,990,000 a	3,990,000
Illinois Educational Facilities
Authority, Revenue (Aurora
University) (LOC; Fifth Third
Bank)	3.53	9/7/06	4,000,000 a	4,000,000
Roaring Fork Municipal Products
LLC, Revenue (Insured; FSA
and Liquidity Facility; The
Bank of New York)	3.56	9/7/06	10,305,000 a,b	10,305,000

Indiana--.8%
Indiana Finance Authority,
Revenue (Lutheran Child) (LOC;
National City Bank)	3.47	9/7/06	5,500,000 a	5,500,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Insured: FNMA and GNMA and
Liquidity Facility; Wachovia
Bank)	3.50	9/7/06	975,000 a,b	975,000

Iowa--.9%
Louisa County,
PCR, Refunding (Midwest Power
Systems Inc. Project)	3.58	9/7/06	7,000,000 a	7,000,000

Kansas--2.0%
Kansas Development Finance
Authority, MFHR (Delaware
Highlands Assisted Living
Project) (LOC; FHLB)	3.51	9/7/06	2,500,000 a	2,500,000
Midwest Tax-Exempt Bond Grantor
Trust, Revenue (LOC;
Huntington NB)	3.75	9/7/06	7,075,450 a,b	7,075,450
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	3.52	9/7/06	6,000,000 a	6,000,000

Kentucky--6.0%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.50	9/7/06	34,200,000 a	34,200,000

Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	3.48	9/7/06	2,200,000 a	2,200,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services Inc. Project) (LOC;
Bank One)	3.50	9/7/06	6,100,000 a	6,100,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.50	10/1/06	3,000,000	3,000,000
Lexington-Fayette Urban County
Government, IDR (YMCA Central
Kentucky Inc. Project) (LOC;
Bank One)	3.53	9/7/06	1,600,000 a	1,600,000

Louisiana--.9%
Jefferson Parish Home Mortgage
Authority, SFMR (Insured: FNMA
and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3.52	9/7/06	2,840,000 a,b	2,840,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project) (LOC;
Regions Bank)	3.49	9/7/06	2,750,000 a	2,750,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	3.65	9/7/06	1,600,000 a	1,600,000

Maryland--2.1%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	3.68	9/7/06	9,400,000 a	9,400,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	3.83	9/7/06	3,395,000 a	3,395,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	3.68	9/7/06	3,520,000 a	3,520,000

Massachusetts--1.3%
Concord,
GO Notes, BAN	4.00	9/28/06	10,000,000	10,005,355
	.
Michigan--.9%
Michigan,

COP (New Center Development
Inc.) (Insured; MBIA)	5.25	9/1/06	4,645,000	4,645,000
Michigan Strategic Fund,
LOR (D&R Paint Co. Project)
(LOC; Fifth Third Bank)	3.67	9/7/06	2,465,000 a	2,465,000

Minnesota--2.5%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	4.75	9/1/07	8,500,000	8,586,415
Roaring Fork Municipal Products
LLC, Revenue (Liquidity
Facility; The Bank of New York)	3.56	9/7/06	7,945,000 a,b	7,945,000
Saint Paul Housing and
Redevelopment Authority, MFHR,
Refunding (Hampden Square
Apartments) (LOC; FNMA)	3.57	9/7/06	2,840,000 a	2,840,000

Mississippi--.4%
Mississippi Business Finance
Corporation, IDR (Bruce
Furniture Industries Project)
(LOC; Wachovia Bank)	3.51	9/7/06	3,500,000 a	3,500,000

Missouri--.4%
Kansas City Industrial Development
Authority, Revenue
(Alphapointe Association for
the Blind) (LOC; U.S. Bank NA)	3.51	9/7/06	3,385,000 a	3,385,000

Nevada--1.8%
Clark County,
IDR (Southwest Gas Corp.
Project) (LOC; Bank of America)	3.50	9/7/06	6,000,000 a	6,000,000
Nevada System of Higher Education,
University Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.47	9/7/06	8,125,000 a,b	8,125,000

New Hampshire--.1%
New Hampshire Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.50	9/7/06	455,000 a,b	455,000

New Mexico--1.1%
New Mexico Housing Authority,
Region III, MFHR (Cottonwood
Apartments Project)	3.55	9/29/06	9,000,000	9,000,000

North Carolina--.5%
Robeson County Industrial
Facilities and Pollution

Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	3.51	9/7/06	3,865,000 a	3,865,000

Ohio--3.5%
Athens County Port Authority,
Housing Revenue (Housing for
Ohio Inc. Project) (LOC;
Wachovia Bank)	3.47	9/7/06	2,000,000 a	2,000,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital)
(Insured; FSA and Liquidity
Facility; Svenska
Handelsbanken)	3.50	9/7/06	20,000,000 a,b	20,000,000
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	3.48	9/7/06	2,205,000 a	2,205,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.48	9/7/06	2,000,000 a	2,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.48	9/7/06	500,000 a	500,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	3.65	9/7/06	1,050,000 a	1,050,000

Oklahoma--.6%
Muskogee Medical Center Authority,
Revenue (LOC; Bank of America)	3.46	9/7/06	4,850,000 a	4,850,000

Oregon--1.5%
Roaring Fork Municipal Products
LLC, Revenue (Insured; FGIC
and Liquidity Facility; The
Bank of New York)	3.56	9/7/06	7,700,000 a,b	7,700,000
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	3.73	9/7/06	3,995,000 a	3,995,000

Pennsylvania--6.8%
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)
(LOC; BASF AG)	3.72	9/1/06	6,700,000 a	6,700,000
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials Co.
Project) (LOC; Wachovia Bank)	3.56	9/7/06	945,000 a	945,000

Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	3.46	9/7/06	2,600,000 a	2,600,000
Dauphin County General Authority,
Revenue (Education and Health
Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	3.46	9/7/06	4,335,000 a	4,335,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.44	9/7/06	25,000,000 a	25,000,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	3.52	9/7/06	11,700,000 a	11,700,000
Schuylkill County Industrial
Development Authority, RRR,
Refunding (Northeastern Power
Company Project) (LOC; Dexia
Credit Locale)	3.50	9/1/06	1,995,000 a	1,995,000

South Carolina--2.0%
South Carolina Association of
Governmental Organizations,
COP, TAN	4.25	4/13/07	10,000,000	10,019,620
South Carolina Public Service
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.47	9/7/06	5,555,000 a,b	5,555,000

Tennessee--2.0%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.58	9/1/06	16,000,000 a	16,000,000

Texas--14.3%
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	3.60	11/9/06	17,000,000	17,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	9/7/06	15,000,000	15,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/16/06	6,000,000	6,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.62	1/10/07	10,000,000	10,000,000

Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	3.53	9/7/06	4,740,000 a	4,740,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Greens) (GIC; AIG
Funding Inc.)	3.83	9/7/06	4,310,000 a,b	4,310,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	3.83	9/7/06	7,000,000 a,b	7,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility; Bank of
America)	3.60	9/6/06	20,000,000	20,000,000
Texas Public Finance Authority,
GO Notes, Refunding	6.00	10/1/06	3,300,000	3,306,187
Texas Public Finance Authority,
Revenue, CP (Liquidity Facility;
Texas Public School)	3.55	9/13/06	18,000,000	18,000,000
Victory Street Public Facility
Corporation, MFHR (Uvalde
Ranch Apartments) (LOC; Bank
of America)	3.50	9/7/06	6,650,000 a	6,650,000

Utah--.6%
Utah Water Finance Agency,
Revenue (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	3.47	9/7/06	5,000,000 a	5,000,000

Virginia--2.3%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	3.52	9/7/06	3,655,000 a	3,655,000
Charles City County Economic
Development Authority, SWDR
(Waste Management Inc.
Project) (LOC; JPMorgan Chase
Bank)	3.46	9/7/06	4,500,000 a	4,500,000
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	3.80	11/14/06	10,000,000	10,000,000

Washington--4.8%
Chelan County Public Utility
District Number 001,
Consolidated Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.50	9/7/06	6,980,000 a,b	6,980,000
Metropolitan Washington Airport

Authority, CP (LOC; Bank of
America)	3.65	9/14/06	9,500,000	9,500,000
Port of Seattle,
Revenue (Merlots Program)
(Insured; FGIC and Liquidity
Facility; Wachovia Bank)	3.50	9/7/06	5,455,000 a,b	5,455,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.50	9/7/06	5,490,000 a	5,490,000
Washington Housing Finance
Commission, MFHR (Cambridge
Apartments Project) (LOC; U.S.
Bank NA)	3.50	9/7/06	10,120,000 a	10,120,000

West Virginia--.4%
Pendleton County,
IDR (Greer Steel Project)
(LOC; PNC Bank)	3.49	9/7/06	400,000 a	400,000
Ritchie County,
IDR (Simonton Building
Products Inc.) (LOC; PNC Bank)	3.53	9/7/06	2,800,000 a	2,800,000

Wisconsin--5.9%
Monona Grove School District,
BAN	4.32	12/1/06	13,845,000	13,871,011
Nekoosa School District,
GO, BAN	3.75	10/1/06	7,500,000	7,501,400
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	3.53	9/7/06	4,925,000 a	4,925,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Beloit Memorial Hospital,
Inc.) (Insured; Radian Group and
Liquidity Facility; Marshall
and Ilsley Bank)	3.62	9/1/06	10,475,000 a	10,475,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Reedsburg Area Medical Center
Inc.) (LOC; Fifth Third Bank)	3.62	9/1/06	9,775,000 a	9,775,000

Wyoming--5.7%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC; Royal
Bank of Canada)	3.55	11/30/06	27,300,000	27,300,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.55	11/30/06	18,000,000	18,000,000

Total Investments (cost $811,727,170)			102.8%	811,727,170

Liabilities, Less Cash and Receivables	(2.8%)	(21,726,860)
Net Assets	100.0%	790,000,310

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $188,447,182 or 23.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)